General and Administrative Expenses - Summary of Company's General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	$ 4,392	$ 2,667	$ 13,486	$ 8,025
Salaries, Benefits and Directors Fees
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	2,061	1,077	6,638	3,028
Office and Professional Fees
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	1,771	1,310	4,837	4,018
Regulatory and Filing Fees
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	142	161	600	622
Investor and Government Relations
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	340	61	1,246	199
Depreciation
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	$ 78	$ 58	$ 165	$ 158